Santo Mining Corp. - Balance Sheet - Unaudited (Parentheticals) (USD $)	Apr. 30, 2013 Scenario, Actual [Member]	Jul. 31, 2012 Scenario, Forecast [Member]
Website, net of amortization (in Dollars)	$ 1,745	$ 1,340
Preferred stock par value (in Dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	450,000,000	450,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock par value (in Dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized	450,000,000	450,000,000
Common stock, shares issued	69,431,269	63,635,340
Common stock, shares outstanding	69,431,269	63,635,340